                     As filed with the SEC on May 15, 1997

          Excelsior Funds, Inc. - Registration Nos. 2-92665; 811-4088

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

            Excelsior Funds, Inc.:  Post-Effective Amendment No. 24  [x]

                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY    [x]
                                  ACT OF 1940

                    Excelsior Funds, Inc.:  Amendment No. 26         [x]

               (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (800) 446-1012


                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------

     THIS POST-EFFECTIVE AMENDMENT NO. 24 RELATES SOLELY TO THE LONG-TERM SUPPLY OF ENERGY FUND OF EXCELSIOR FUNDS, INC. (THE "COMPANY"). ACCORDINGLY, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE COMPANY'S OTHER INVESTMENT PORTFOLIOS ARE NOT INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 24.

                             CROSS REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                       (Long-Term Supply of Energy Fund)

Form N-1A, Part A, Item                       Prospectus Caption
-----------------------                       ------------------
1.    Cover Page............................. Cover Page

2.    Synopsis............................... Prospectus Summary;
                                              Expense Summary; Financial
                                              Highlights

3.    Condensed Financial Information........ Performance
                                              Information

4.    General Description of Registrant...... Prospectus Summary;
                                              Investment
                                              Objectives and Policies;
                                              Portfolio
                                              Instruments and Other Investment
                                              Information; Investment
                                              Limitations

5.    Management of the Fund................  Management of the Funds; Custodian
                                              and Transfer Agent

5A.   Management's Discussion of Fund
         Performance........................  Not Applicable

6.    Capital Stock and
         Other Securities...................  How to Purchase and Redeem Shares;
                                              Dividends and Distributions;
                                              Taxes; Description of Capital
                                              Stock; Miscellaneous

7.   Purchase of Securities
       Being Offered........................  Pricing of Shares; How to Purchase
                                              and Redeem Shares; Investor
                                              Programs

8.   Redemption or Repurchase...............  How to Purchase and Redeem Shares

9.   Pending Legal Proceedings..............  Inapplicable

                                                             [LOGO OF EXCELSIOR
                                                              FUNDS INC]

A Management Investment Company

--------------------------------------------------------------------------------

Long-Term Supply of Energy Fund  For initial purchase information, current
73 Tremont Street                prices, performance information and existing
Boston, MA 02108-3913            account information, call (800) 446-1012.
                                 (From overseas, call (617) 557-8280.)

--------------------------------------------------------------------------------

This Prospectus describes the Long-Term Supply of Energy Fund (the "Fund"), a diversified portfolio offered to investors by Excelsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.), an open-end, management investment company. The investment objective of the Fund is as follows:

 LONG-TERM SUPPLY OF ENERGY FUND seeks long-term capital appreciation by in-vesting in companies which the Investment Adviser believes will benefit from the availability, development and delivery of secure hydrocarbon and other en-ergy sources.

 The Fund is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecti-cut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated July , 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospec-tus.

SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               July  , 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $3 billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Fund--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, the Fund is a diversified in-vestment portfolio which invests in equity securities. The Fund's investment objective and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objective and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limi-tations."

  HOW TO INVEST: The Fund's Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 with a minimum of $50 for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through in-vestment dealers or institutional investors with appropriate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, the Fund is subject to mar-ket and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cy-clical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of the Fund. In addition, the Fund will normally concentrate its investments in the crude oil, petroleum and natural gas industry. Accordingly, the Fund will be susceptible to indus-try risk-- the possibility that a particular group of stocks will decline in price due to industry-specific developments. Because the Fund may invest in securities of foreign issuers, it is also subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Although the Fund generally seeks to invest for the long term, the Fund may engage in short-term trading of portfolio se-curities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by the Fund and ulti-mately by its shareholders. Investment in the Fund should not be considered a complete investment program. See "Investment Objective and Policies."

                                EXPENSE SUMMARY

  The following table summarizes the expenses borne by the Shares offered under this Prospectus.

                                                                    LONG-TERM
                                                                    SUPPLY OF
                                                                   ENERGY FUND
                                                                   -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load (as a percentage of offering price)............    None
Sales Load on Reinvested Dividends................................    None
Deferred Sales Load...............................................    None
Redemption Fees/1/................................................    None
Exchange Fees.....................................................    None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory Fees (after fee waivers)/2/..............................    .55%
12b-1 Fees........................................................    None
Other Operating Expenses
 Administrative Servicing Fee/2/..................................    .05%
 Other Expenses ..................................................    .33%
                                                                      ----
Total Operating Expenses (after fee waivers)/2/ ..................    .93%
                                                                      ====

-------
1. The Fund's transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors which is not reflected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Re-demption Procedures."

2. The Investment Adviser and Administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for the Fund to maintain an annual expense ratio of not more than .99%. Without such fee waivers, "Advisory Fees" would be .60% and "To-tal Operating Expenses" would be .98%.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Long-Term Supply of Energy Fund.................   $9     $30     $51     $114

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Fund for the fiscal year ended March 31, 1997. For more complete descriptions of the Fund's operating expenses, see "Management of the Fund" and "Description of Capital Stock" in this Prospectus and the financial statements and notes incorporated by refer-ence in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Share outstanding throughout each period and other performance information derived from the financial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

                        LONG-TERM SUPPLY OF ENERGY FUND

                                 YEAR ENDED MARCH 31,
                             -------------------------------    PERIOD ENDED
                              1997    1996    1995    1994    MARCH 31, 1993/1/
                             ------- ------  ------  -------  -----------------
Net Asset Value, Beginning
 of Period.................. $       $ 7.92  $ 7.70  $  7.81       $ 7.00
                             ------- ------  ------  -------       ------
Income From Investment
 Operations
  Net Investment Income.....    [  ]   0.07    0.09     0.08         0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)..........    [  ]   1.63    0.24    (0.12)        0.80
                             ------- ------  ------  -------       ------
  Total From Investment
   Operations...............    [  ]   1.70    0.33    (0.04)        0.81
                             ------- ------  ------  -------       ------
Less Distributions
  Dividends From Net
   Investment Income........    [  ]  (0.07)  (0.10)   (0.07)        0.00
  Dividends in Excess of Net
   Investment Income........    [  ]   0.00    0.00     0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options..    [  ]   0.00   (0.01)    0.00         0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options..    [  ]   0.00    0.00     0.00         0.00
                             ------- ------  ------  -------       ------
  Total Distributions.......    [  ]  (0.07)  (0.11)   (0.07)        0.00
                             ------- ------  ------  -------       ------
Net Asset Value, End of
 Period.....................   $[  ] $ 9.55  $ 7.92  $  7.70       $ 7.81
                             ======= ======  ======  =======       ======
Total Return/2/.............       % 21.60%   4.28%  (0.57)%       11.57%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............ $       $23.29  $15.81  $  6.83       $ 1.46
  Ratio of Net Operating
   Expenses to Average Net
   Assets...................       %  0.96%   0.98%    0.99%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/................       %  1.09%   1.35%    2.03%        7.03%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets...................       %  0.88%   1.18%    1.21%        1.69%/3/
  Portfolio Turnover Rate...       %  43.0%   31.0%     6.0%           0%

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Fund, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's ap-proach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify funda-mental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Fund is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy in managing the Fund, the three portfolio strategies discussed above are applied in concert with a "longer-term investment theme" to identify investment opportunities--the long-term supply of energy. The Investment Adviser believes this longer-term theme represents a strong and inexorable trend. The Investment Adviser also believes that understanding the instigation, catalysts and effects of this longer-term trend should help to identify companies that are beneficiaries of this trend.

                    INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of the Fund, although its achievement cannot be assured. The invest-ment objective of the Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of the Fund may be changed without a vote of the holders of a majority of the outstanding shares of the Fund.

 LONG-TERM SUPPLY OF ENERGY FUND invests in companies which the Investment Ad-viser believes will benefit from the availability, development and delivery of secure hydrocarbon and other energy sources. Such companies include those en-gaged in the following types of activities: the production, transmission, mar-keting, control or measurement of energy or fuels; providing products or serv-ices to companies engaged in such activities; energy-related research, experi-mentation and consulting; and environmental activities such as pollution con-trol and energy conservation. Included in such companies are oil and gas pro-duction and pipeline companies; drilling and drilling service companies; elec-tric and gas utilities; and other energy resource companies such as coal pro-ducers and newer resources such as geothermal and solar energy producers. Nor-mally, at least 25% of the Fund's assets will be invested in the crude oil, pe-troleum and natural gas industry. However, less than that amount may be so in-vested if there have been changes in governmental regulations, world economic and political events, exploration or production spending; or supply, demand or prices of crude oil, petroleum, natural gas or other energy sources, and in the Investment Adviser's opinion, such changes would have an adverse affect on the securities of companies in that industry. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

 Among the characteristics the Investment Adviser currently looks for in energy and energy-related investments are companies or energy sources which the In-vestment Adviser believes are:

- dedicated to producing supplies of energy at economically acceptable cost;
- located in politically and economically stable or "secure" areas, i.e, sub-ject only to minimal risk of disruption for political or ideological reasons, or by economic "warfare" or systemic economic weakness;
- available in continuous, sufficient quantity to be reliable and economically significant; and
- involved in energy which is easily and economically transportable and dis-tributable to where it is consumed.



 Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in common stock, preferred stock and securities convertible into common stock. Normally, up to 35% of the Fund's total assets may be in-vested in other securities and instruments including, e.g., other investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. During temporary defensive periods or when the Investment Adviser believes that suitable stocks or convertible securities are unavaila-ble, the Fund may hold cash or invest some or all of its assets in U.S. Govern-ment securities, high-quality money market instruments and repurchase agree-ments collateralized by the foregoing obligations.

 In managing the Fund, the Investment Adviser seeks to purchase securities hav-ing value currently not recognized in the market price of a security, consis-tent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and the Fund will invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. Certain securities owned by the Fund may be traded only in the over-the-counter market or on a re-gional securities exchange, may be listed only in the quotation service com-monly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of the Fund's Shares, and the Fund may be required, in order to meet redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

 The Fund may invest in the securities of foreign issuers. The Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs in-volve additional risk because financial information based on generally ac-cepted accounting principles ("GAAP") may not be available for the foreign is-suers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be convert-ed.


RISK FACTORS

 The Fund is subject to market risk, interest rate risk and in some cases in-dustry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of the Fund. In addition, the prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes. Factors affecting debt securities will affect all of the Fund's debt holdings.

 The Fund will normally concentrate its investments in the crude oil, petro-leum and natural gas industry. Accordingly, it will be susceptible to industry risk, the possibility that a particular group of stocks will decline in price due to industry-specific developments.

 Energy-related investments are affected generally by supply, demand, and other competitive factors for the companies' specific products and services. They are also affected by unpredictable factors such as the supply and demand for oil, gas, electricity and other energy sources, prices of such energy sources, exploration and production spending, governmental regulation, and world economic and political events. In addition, utilities firms in the en-ergy field are subject to a variety of factors affecting the public utilities industries, including: difficulty obtaining adequate returns on invested capi-tal which are typically subject to the control and scrutiny of public service commissions; restrictions on operations and increased costs and delays as a result of environmental considerations; costs of and ability to secure financ-ing for large construction and development projects; difficulties in obtaining secure energy resources; the uncertain effects of conservation efforts; and a variety of issues concerning financing, governmental approval and environmen-tal aspects of nuclear power facilities.


 The Fund may also invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substan-tially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are gen-erally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and the Fund might have greater difficulty tak-ing appropriate legal action in a foreign court. Dividends and interest pay-able on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provi-sions, they may reduce the net return to the shareholders.

 The Fund should not be considered a complete investment program. In view of the specialized nature of its investment activities, investment in the Fund's shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 The Fund may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in time deposits are limited to no more than 5% of the value of the Fund's total assets at the time of purchase.

 Investments by the Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, the Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may re-sell the instrument to a third party. The absence of an active secondary mar-ket, however, could make it difficult for the Fund to dispose of the instru-ment if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a re-duced price will be considered an illiquid security subject to the 10% limita-tion discussed below under "Illiquid Securities."

GOVERNMENT OBLIGATIONS

 The Fund may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

REPURCHASE AGREEMENTS

 In order to effectively manage its cash holdings, the Fund may enter into re-purchase agreements. The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Di-rectors. The Fund will not enter into repurchase agreements with the Invest-ment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that pro-ceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, the Fund may lend its portfo-lio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on its portfolio securities in accordance with its investment objective and policies, the Fund may enter into option transactions as described below.

 The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not ex-ceeding 5% of its net assets, as described further in the Statement of Addi-tional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 The Fund may engage in writing covered call options (options on securities owned by the Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the se-curities subject to options written by the Fund may not exceed 25% of the value of its net assets. By writing a covered call option, the Fund forgoes the opportunity to profit from an increase in the market price of the under-lying security above the exercise price except insofar as the premium repre-sents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing pur-chase transaction by purchasing an option of the same series. The use of cov-ered call options is not a primary investment technique of the Fund and such options will normally be written on underlying securities as to which the In-vestment Adviser does not anticipate significant short-term capital apprecia-tion. Additional information on option practices, including particular risks thereof, is provided in the Fund's Statement of Additional Information.

FUTURES CONTRACTS

 The Fund may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other estab-lished financial markets.

 The Fund will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase. The Fund will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Fund must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When the Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When the Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when the Fund "covers" an options or futures position generally by entering into an offsetting position. The Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, af-ter taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of the Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correla-tion at all, between movements in the price of the futures contracts (or op-tions) and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price move-ments.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addi-tion to the advisory fees and other expenses the Fund bears directly in con-nection with its own operations, as a shareholder of another investment compa-ny, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 The Fund may purchase eligible securities on a "when-issued" basis and may
purchase or sell securi     -
ties on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-is-sued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that for-ward commitments and "when-issued" purchases will not exceed 25% of the value of the Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and forward commitments for speculative pur-poses, but only in furtherance of its investment objective.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiquid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is de-termined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illi-quidity in the Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the Fund. Portfolio investments may be sold for a vari-ety of reasons, such as a more favorable investment opportunity or other cir-cumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may re-sult in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Fi-nancial Highlights" and "Taxes--Federal.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed without the vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its to-tal assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge; and

  3. Make loans, except that (i) the Fund may purchase or hold debt securities
 in accordance with its     -
 investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securi-ties in an amount not exceeding 30% of its total assets.


                                     * * *

 In addition to the investment limitations described above, the Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Fund may not invest in obligations of foreign branches of financial insti-tutions or in domestic branches of foreign banks if immediately after such pur-chase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. The Fund may not knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quotations are not readily available. These investment policies may be changed by Excelsior Fund's Board of Directors upon reasonable notice to shareholders.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of the Fund is determined and the Shares of the Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pric-ing for the Fund are determined on each day the Exchange and the Invest ment Adviser are open for trading ("Business Day"). Currently, the holidays which the Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Vet-erans Day, Thanksgiving Day and Christmas. The Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to its Shares, less the lia-bilities allocable to its Shares, by the number of its outstanding Shares.

 Assets in the Fund which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national securi-ties market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors.
For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days which are not Busi-ness Days. In such cases, the net asset value of the Shares may be signifi-cantly affected on days when investors can neither purchase nor redeem the Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Fund's portfolio, and may use one or more independent pric-ing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in the Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the at-tributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares of the Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organi-zation and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Cus-tomers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements directly to Customers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Excelsior Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Fund bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds-- Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such pur-chases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In-vestors may also purchase Shares directly from the Distributor in accordance with procedures described below under "Purchase Procedures."





PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Re-serve System to:

   The Chase Manhattan Bank, N.A.
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distribu-tor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for automatic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum invest-ment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for redemptions made by corpora-tions, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemp-tion request. Questions with respect to the proper form for redemption re-quests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption pro-ceeds for Direct Investors must be paid to the same bank and account as desig-nated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DIS-TRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACT-ING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in the Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Organ
    -
ization to maintain a minimum balance in his or her account at the institution with respect to Shares of the Fund, and the balance in such account falls be-low that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in the Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Ex-celsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 19 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Business and Industrial Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeployment of assets and operations in order to become more competitive or profitable;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Early Life Cycle Fund, a fund seeking long-term capital appreciation by in-vesting in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Emerging Americas Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Tax-Exempt Fund currently offers six portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize over time current income exempt from Federal income taxes, investing primarily in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York investors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in two investment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another port-folio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after acceptance of the ex-change request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of ex-change requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may re-ject any exchange request. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCEL-SIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONA-BLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUC-TIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR IN-STITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, IN-CLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280.)

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Fund pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced re-demption provisions described above. The minimum initial investment for IRAs is $250 and the minimum subsequent investment is $50. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-
8280). Customers of Shareholder Organizations may purchase Shares of the Fund pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Fund are declared and paid quarterly. For dividend purposes, the Fund's investment income is reduced by accrued expenses directly attributable to the Fund and the general expenses of Excelsior Fund prorated to the Fund on the basis of its relative net assets. The Fund's net investment income available for distribution to the holders of Shares will be reduced by the amount of other expenses allocated to such se-ries. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of the Fund by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares of the Fund (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Rein-vested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund qualified for its last taxable year as a "regulated investment com-pany" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund expects to so qualify in future years. Such qualification generally re-lieves the Fund of liability for Federal income taxes to the extent its earn-ings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each tax-able year. In general, the Fund's investment company taxable income will be its income (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund in-tends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund share-holders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying divi-dends received by the Fund from domestic corporations for the taxable year.

 Distribution by the Fund of the excess of its net long-term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of the Fund on or just before the rec-ord date of a dividend should be aware that the amount of the forthcoming div-idend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a share-holder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or ex-change of those Shares will be treated as a long-term capital loss to the ex-tent of the capital gain dividend. Generally, a shareholder may include sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or ex-change of such Shares. However, if the shareholder effected an exchange of such Shares for shares of another fund within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares.

 Qualification as a regulated investment company under the Code also requires that the Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or for-eign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of in-vesting in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of in-vesting in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                          MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Fund. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including invest-
ment management, estate and trust administration, financial planning, corpo-rate trust and agency banking, and personal and corporate banking. On December 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust
Connecticut had approximately $    billion in aggregate assets under manage-
ment. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Tower, Stamford, CT 06905.

 The Investment Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.


 The Long-Term Supply of Energy Fund portfolio manager, Michael E. Hoover, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hoover, Vice President and Senior Analyst, has been with U.S. Trust since 1989 and has been the Fund's Portfolio Manager since De-cember 1995.


 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .60% of the average daily net assets of the Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the In-vestment Advisory Agreement currently in effect for the Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rate of .55% of the average daily net assets of the Fund. For the same period, U.S. Trust New York waived advisory fees at the effective an-nual rate of .05% of the average daily net assets of the Fund.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by the Fund, which waiver may be ter-minated at any time. See "Management of the Fund--Service
Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators (the "Administrators") and provide it with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
      OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR
           INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL             ANNUAL
    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)      FEE
    ---------------------------------------------------------------     ------
first $200 million..................................................... .200%
next $200 million...................................................... .175%
over $400 million...................................................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Fund. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rate of .154% of the average daily net assets of the Fund.

SERVICE ORGANIZATIONS

 Excelsior Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, the Fund will pay the Service Organ-ization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption re-quests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connec-tion with a Customer's investment. Until further notice, the Investment Ad-viser and Administrators have voluntarily agreed to waive fees payable by the Fund in an amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the Long-Term Supply of Energy Fund.

 Each share in the Fund represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of Excelsior Fund's Board of Directors. Excel-sior Fund's Charter authorizes the Board of Directors to classify or reclas-sify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's outstand-ing shares on behalf of their customers.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Communica-tions to the custodian should be directed to Chase, Mutual Funds Service Divi-sion, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 Chase may enter into an international sub-custodian agreement with a third party providing for the custody of foreign securities held by the Fund.

 U.S. Trust New York serves as the Fund's transfer and dividend disbursing agent. U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and regis-trar services to the Fund.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Shares of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For exam-ple, the performance of the Fund may be compared to data prepared by Lipper An-alytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Fund may be also com-pared to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unman-aged groups of common stocks, the Consumer Price Index, or the Dow Jones Indus-trial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commence-ment of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be con-sidered as representative of the Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, operating expenses, and market conditions.
Any fees charged by Shareholder Organiza     -
tions with respect to accounts of Customers that have invested in Shares will not be included in calculations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or the Fund means, with respect to the ap-proval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or the Fund, or (b) 67% or more of the shares of Excelsior Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the ad-dress listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:
                                        FOR OVERNIGHT DELIVERY: send to:


  Excelsior Funds                       Excelsior Funds
  c/o Chase Global Funds Services Company

  P.O. Box 2798                         c/o Chase Global Funds Services Compa-
  Boston, MA 02208-2798                 ny-- Sub-Transfer Agent
                                        73 Tremont Street
                                        Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

   [LOGO OF EXCELSIOR      CHASE GLOBAL FUNDS SERVICES COMPANY    NEW
    FUNDS INC.]            CLIENT SERVICES                        ACCOUNT
                           P.O. Box 2798                          APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #
    ------------------------------   [_] U.S. Citizen  [_] Other (specify) _____
    City/State/Zip Code

  -----------------------------------------------------------------------------

    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500
    AND $50, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------


    FUND                              INITIAL INVESTMENT      FUND                                      INITIAL INVESTMENT
    [_] Equity Fund                   $ ____________ 800      [_] Communication & Entertainment Fund    $ ____________  817
    [_] Income and Growth Fund        $ ____________ 801      [_] Business & Industrial                 $ ____________  818
    [_] Long-Term Energy Fund         $ ____________ 813          Restructuring Fund                    $ ____________  819
    [_] Productivity Enhancers Fund   $ ____________ 814      [_] Global Competitors Fund               $ ____________  812
    [_] Environmental Fund            $ ____________ 815      [_] Early Life Cycle Fund                 $ ____________
    [_] Aging of America Fund         $ ____________ 816      [_] Other
                                                                       -----------------------------

                                                              TOTAL INITIAL INVESTMENT:                 $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $                  has been sent to the Fund
    (800) 446-1012 and     from
    ask for the Wire            ------------------  ---------------------
    Desk.                          Name of Bank      Wire Control Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    All dividends are to be    [_] reinvested[_] paid in cash
    All capital gains are to be[_] reinvested[_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
                                  I/We hereby authorize CGFSC to
                                  act upon instructions received
                                  by telephone to withdraw $500
    [_] I/We appoint CGFSC as     or more from my/our account in
    my/our agent to act upon      the Excelsior Funds and to
    instructions received by      wire the amount withdrawn to
    telephone in order to effect  the following commercial bank
    the telephone exchange and    account. I/We understand that
    redemption privileges. I/We   CGFSC charges an $8.00 fee for
    hereby ratify any             each wire redemption, which
    instructions given pursuant   will be deducted from the
    to this authorization and     proceeds of the redemption.
    agree that Excelsior Fund,
    Excelsior Tax-Exempt Fund,    Title on Bank Account*_________
    Excelsior Institutional
    Trust, CGFSC and their        Name of Bank __________________
    directors, trustees,
    officers and employees will   Bank A.B.A. Number  Account
    not be liable for any loss,   Number ________________________
    liability, cost or expense
    for acting upon instructions Bank Address __________________ believed to be genuine and
    in accordance with the        City/State/Zip Code ___________
    procedures described in the   (attach voided check here)
    then current Prospectus. To
    the extent that Excelsior     A corporation, trust or
    Fund, Excelsior Tax-Exempt    partnership must also submit a
    Fund and Excelsior            "Corporate Resolution" (or
    Institutional Trust fail to   "Certificate of Partnership")
    use reasonable procedures as  indicating the names and
    a basis for their belief,     titles of officers authorized
    they or their service         to act on its behalf.
    contractors may be liable     * TITLE ON BANK AND FUND
    for instructions that prove   ACCOUNT MUST BE IDENTICAL.
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.
  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

-----------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
-----------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.


  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

    [LOGO OF EXCELSIOR    CHASE GLOBAL FUNDS SERVICES COMPANY  SUPPLEMENTAL
     FUND INC.]           CLIENT SERVICES                      APPLICATION
                          P.O. Box 2798
                          Boston, MA 02208-2798
                          (800) 446-1012                 SPECIAL INVESTMENT AND
                                                         WITHDRAWAL OPTIONS

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________

    Owner Name _________________  Social Security or Taxpayer ID

    Street Address _____________  Number _________________________

    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

           All dividends are to be    [_] reinvested  [_] paid in cash
           All capital gains are to be[_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________

    Name _______________________  Bank Account Number ____________

    Address ____________________  Address of Bank ________________

    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN[_] YES[_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable public offering price determined on that day.
    [_] Monthly on the 1st day[_] Monthly on the 15th day[_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50
    per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS CLIENT SERVICES     AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

-----------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN[_] YES[_] NO NOT AVAILABLE FOR IRA'S
-----------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of
                                January, April, July and October
  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________

  Please make check payable to:      Recipient ________________________________
  (To be completed                   Street Address ___________________________
  only if redemption                 City, State, Zip Code ____________________
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................   5
INVESTMENT OBJECTIVE AND
 POLICIES..................................................................   5
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   8
INVESTMENT LIMITATIONS.....................................................  11
PRICING OF SHARES..........................................................  12
HOW TO PURCHASE AND REDEEM SHARES..........................................  13
INVESTOR PROGRAMS..........................................................  17
DIVIDENDS AND DISTRIBUTIONS................................................  21
TAXES......................................................................  21
MANAGEMENT OF THE FUND.....................................................  22
DESCRIPTION OF CAPITAL STOCK...............................................  24
CUSTODIAN AND TRANSFER AGENT...............................................  25
PERFORMANCE INFORMATION....................................................  25
MISCELLANEOUS..............................................................  26
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  27

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                        [LOGO OF EXCELSIOR FUNDS INC.]


                        LONG-TERM SUPPLY OF ENERGY FUND

                                   Prospectus

                               July  , 1997

                             EXCELSIOR FUNDS, INC.

                        Long-Term Supply of Energy Fund

                      STATEMENT OF ADDITIONAL INFORMATION


                                 July ___, 1997


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Long-Term Supply of Energy Fund (the "Fund") of Excelsior Funds, Inc. ("Excelsior Fund") dated July ___, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus.
No investment in shares of the Fund described herein (the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------


                                                                        Page
                                                                        ----

INVESTMENT OBJECTIVE AND POLICIES...................................

  Other Investment Considerations -
  Additional Information on Portfolio Instruments...................
  Additional Investment Limitations.................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION......................

INVESTOR PROGRAMS...................................................

  Systematic Withdrawal Plan........................................
  Exchange Privilege................................................
  Other Investor Programs...........................................

DESCRIPTION OF CAPITAL STOCK........................................

MANAGEMENT OF THE FUND..............................................

  Directors and Officers............................................
  Investment Advisory and Administration Agreements.................
  Service Organizations.............................................
  Expenses..........................................................
  Custodian and Transfer Agent......................................

PORTFOLIO TRANSACTIONS..............................................

INDEPENDENT AUDITORS................................................

COUNSEL.............................................................

ADDITIONAL INFORMATION CONCERNING TAXES.............................

PERFORMANCE INFORMATION.............................................

MISCELLANEOUS.......................................................

FINANCIAL STATEMENTS................................................

APPENDIX............................................................   A-1

                       INVESTMENT OBJECTIVE AND POLICIES
                       ---------------------------------


          The investment objective of the Long-Term Supply of Energy Fund is to seek long-term capital appreciation. Under normal market and economic conditions, the Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          The Fund invests primarily in common stocks, but may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Fund's investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

 Additional Information on Portfolio Instruments
 -----------------------------------------------
          Options
          -------

          As stated in the Prospectus, the Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of the Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, the Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When the Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Fund may invest in futures contracts and options thereon. The Fund may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

            Options on Futures Contracts
            ----------------------------

          The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Fund does not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When the Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          The Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          The Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When the Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to the Fund only by a vote of a majority of the holders of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to the Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to the Fund. The Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and (ii) the Fund may enter into futures contracts and futures options.

          The following investment limitations are operating policies with respect to the Fund. The Fund may not:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that the Fund may purchase options and other rights in accordance with its investment objectives and policies;

          7. Invest in companies for the purpose of exercising management or control;

          8. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.


                         *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Fund's investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectuses, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its

Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Fund are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to March 1, 1997, Shares of the Fund were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Fund were $1,141, $0, and $84, respectively. Edgewood Services, Inc. retained $696 of the foregoing sales charges with respect to the Fund for the fiscal year ended March 31, 1997. UST Distributors, Inc., Excelsior Fund's former distributor, retained none of the sales charges with respect to the Fund for the fiscal year ended March 31, 1995. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.



                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of the Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of the same series of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. As of the date of this Statement of Additional Information, Trust Shares were available only in the Value Equity, Optimum Growth and Balanced Funds of Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures relating to, such programs directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Fund may be purchased in connection with the Automatic Investment Program, and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the fees and procedures relating to, such programs directly from their Shareholder Organizations.

                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the class of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class or series.


                             MANAGEMENT OF THE FUND
                             ----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                          Position                     Principal Occupation
                          with                         During Past 5 Years and
Name and Address          Excelsior Fund               Other Affiliations
------------------------  --------------------------   ----------------------------
Frederick S. Wonham/1/    Chairman of the              Retired; Director of
238 June Road             Board, President             Excelsior Fund and Excelsior
Stamford, CT  06903       and Treasurer                Tax-Exempt (since 1995);
Age:                                                   Trustee of Excelsior Funds
                                                       and Excelsior Institutional Trust
                                                       (since 1995); Vice Chairman of U.S.
                                                       Trust Corporation and U.S. Trust
                                                       Company of New York (until September
                                                       1995); Chairman, U.S. Trust Company of
                                                       Connecticut (from _______ to _______).

Donald L. Campbell        Director                     Retired; Director of
333 East 69th Street                                   Excelsior Fund and Excelsior
Apt. 10-H                                              Tax-Exempt (since 1984);
New York, NY 10021                                     Director of UST Master
Age:                                                   Variable Series, Inc.
                                                       (since 1994); Trustee
                                                       of Excelsior Institutional
                                                       Trust (since 1995); Director,
                                                       Royal Life Insurance Co. of
                                                       New York (since 1991).

Rodman L. Drake           Director                     Director, Excelsior Fund
c/o KMR Power Corp.                                    and Excelsior Tax-Exempt
30 Rockfeller Plaza                                    Fund (since 1996); Trustee,
Suite 5425                                             Excelsior Institutional
New York, NY  10112                                    Trust and Excelsior Funds
Age: ___                                               (since 1994); Director,
                                                       Parsons Brinkerhoff, Inc. (engineering
                                                       firm) (since 1995); President, Mandrake
                                                       Group (investment and consulting firm)
                                                       (since 1994); Director, Hyperion Total
                                                       Return Fund, Inc. and four other funds
                                                       for which Hyperion Capital Management,
                                                       Inc. serves as investment adviser
                                                       (since 1991); Co-Chairman, KMR Power
                                                       Corporation (power plants) (since
                                                       1993); Director, The Latin American
                                                       Growth Fund (since 1993); Member of
                                                       Advisory Board, Argentina Private
                                                       Equity Fund L.P. (from 1992 to 1996)
                                                       and Garantia L.P. (Brazil) (from 1993
                                                       to 1996); and Director, Mueller
                                                       Industries, Inc. (from 1992 to 1994).


---------------------------
1. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                     Principal Occupation
                          with                         During Past 5 Years and
Name and Address          Excelsior Fund               Other Affiliations
------------------------  --------------------------   ----------------------------
Joseph H. Dugan           Director                     Retired; Director of
913 Franklin Lakes Road                                Excelsior Fund and Excelsior
Franklin Lakes, NJ 07417                               Tax-Exempt (since 1984);
Age: ___                                               Director of UST Master
                                                       Variable Series, Inc.
                                                       (since 1994); Trustee of Excelsior
                                                       Institutional Trust (since 1995).

Wolfe J. Frankl           Director                     Retired; Director of
2320 Cumberland Road                                   Excelsior Fund and Excelsior
Charlottesville, VA  22901                             Tax-Exempt (since 1986);
Age: ___                                               Director of UST Master
                                                       Variable Series, Inc. (since 1994);
                                                       Trustee of Excelsior Institutional
                                                       Trust (since 1995); Director, Deutsche
                                                       Bank Financial, Inc. (since 1989);
                                                       Director, The Harbus Corporation (since
                                                       1951); Trustee, HSBC Funds Trust and
                                                       HSBC Mutual Funds Trust (since 1988).

W. Wallace McDowell, Jr.  Director                     Director, Excelsior Fund
c/o Prospect Capital                                   and Excelsior Tax-Exempt
  Corp.                                                Fund (since 1996); Trustee,
43 Arch Street                                         Excelsior Institutional Trust
Greenwich, CT  06830                                   and Excelsior Funds
Age: ___                                               (since 1994); Private Investor
                                                       (since  1994); Managing Director,
                                                       Morgan Lewis Githens & Ahn (from 1991
                                                       to 1994); and Director, U.S. Homecare
                                                       Corporation (since 1992), Grossmans,
                                                       Inc. (from 1993 to 1996), Children's
                                                       Discovery Centers (since 1984), ITI
                                                       Technologies, Inc. (since 1992) and
                                                       Jack Morton Productions (since 1987).

Jonathan Piel             Director                     Director, Excelsior Fund and
558 E. 87th Street                                     Excelsior Tax-Exempt Fund
New York, NY  10128                                    (since 1996); Trustee, Excelsior
Age:  ___                                              Institutional Trust and
                                                       Excelsior Funds (since 1994);
                                                       Vice President and Editor, Scientific
                                                       American, Inc. (from 1986 to 1994);
                                                       Director, Group for The South Fork,
                                                       Bridgehampton, New York (since 1993);
                                                       and Member, Advisory Committee, Knight
                                                       Journalism Fellowships, Massachusetts
                                                       Institute of Technology (since 1984).


                          Position                     Principal Occupation
                          with                         During Past 5 Years and
Name and Address          Excelsior Fund               Other Affiliations
------------------------  --------------------------   ----------------------------
Robert A. Robinson        Director                    Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt
800 Second Avenue                                     (since 1997); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age: ___                                              (since 1994); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); President Emeritus, The Church
                                                      Pension Fund and its affiliated
                                                      companies (since 1966); Trustee, H.B.
                                                      and F.H. Bugher Foundation and Director
                                                      of its wholly owned subsidiaries --
                                                      Rosiclear Lead and Flourspar Mining Co.
                                                      and The Pigmy Corporation (since 1984);
                                                      Director, Morehouse Publishing Co.
                                                      (since 1974); Trustee, HSBC Funds Trust
                                                      and HSBC Mutual Funds Trust (since
                                                      1982); Director, Infinity Funds, Inc.
                                                      (since 1995).

Alfred C. Tannachion/1/   Director                    Retired; Director of
6549 Pine Meadows Drive                               Excelsior Fund and
Spring Hill, FL  34606                                Excelsior Tax-Exempt
Age: ___                                              (since 1985); Chairman
                                                      of the Board, President and Treasurer
                                                      of UST Master Variable Series, Inc.
                                                      (since 1994); Trustee of Excelsior
                                                      Institutional Trust (since 1995).

W. Bruce McConnel, III    Secretary                   Partner of the law firm of Drinker
Philadelphia National                                 Biddle & Reath.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:

Sherry Aramini            Assistant                   Second Vice President, Blue
Chase Global Funds        Secretary                   Sky Compliance Manager,
 Services Company                                     Chase Global Funds Services
73 Tremont Street                                     Company (since May 1996);
Boston, MA  02108-3913                                Technical Resource Manager,
Age: ___                                              Chase Global Funds Services
                                                      Company, (from April 1995 to May 1996);
                                                      Financial Reporting Supervisor, Chase
                                                      Global Funds Services Company (from
                                                      September 1993 to April 1995); Audit
                                                      Supervisor, Coopers & Lybrand

--------------------------------------------------
1. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                     Principal Occupation
                          with                         During Past 5 Years and
Name and Address          Excelsior Fund               Other Affiliations
------------------------  --------------------------   ----------------------------
                                                       L.L.P., (from July 1990 to August
                                                       1993).

John M. Corcoran          Assistant                    Vice President, Director of
Chase Global Funds        Treasurer                    Administration, Client Group,
 Services Company                                      Chase Global Funds Services
73 Tremont Street                                      Company (since July 1996);
Boston, MA  02108-3913                                 Second Vice President, Manager
Age: ___                                               of Administration, Chase Global
                                                       Funds Services Company (from October
                                                       1993 to July 1996); Audit Manager,
                                                       Ernst & Young LLP (from August 1987 to
                                                       September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July ___, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding Shares of each fund of Excelsior Fund, and less than 1% of the outstanding Shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                            Pension or
                                            Retirement          Total
                                             Benefits        Compensation
                                            Accrued as    from Excelsior Fund
                             Aggregate       Part of           and Fund
      Name of            Compensation from    Fund           Complex* Paid
 Person/Position           Excelsior Fund    Expenses        to Directors
---------------------     ----------------  --------        -------------------
Donald L. Campbell             $13,500      None            $31,750 (4)**
Director

Rodman L. Drake***             $ 3,750      None            $12,250 (4)**
Director

Joseph H. Dugan                $15,000      None            $35,000 (4)**
Director

Wolfe J. Frankl                $15,000      None            $35,000 (4)**
Director

W. Wallace McDowell, Jr.***    $ 2,250      None            $ 9,250 (4)**
Director

Jonathan Piel***               $ 3,750      None            $12,500 (4)**
Director

Robert A. Robinson             $15,000      None            $35,000 (4)**
Director

Alfred C. Tannachion****       $20,000      None            $45,000 (4)**
Director

Frederick S. Wonham****        $15,000      None            $35,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and United States Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Fund. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Fund.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $48,882 with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees totalling $20,193 with respect to the Fund.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $114,497 with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees totalling $10,935 with respect to the Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $165,176 with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees totalling $12,264 with respect to the Fund.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Fund's administrators. Under the Administration

Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Fund. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $19,660 in the aggregate with respect to the Fund. For the same period, the former administrators waived administration fees totalling $22,090 with respect to the Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $9,318, in the aggregate with respect to the Fund. For the same period, the former administrators waived administration fees totalling $9 with respect to the Fund.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid the former administrators $22,976 in the aggregate with respect to the Fund. For the same period, the former administrators waived administration fees totalling $17,697 with respect to the Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid the former administrators $45,467 in the aggregate with respect to the Fund. For the same period, the former administrators waived administration fees totalling $6 with respect to the Fund.

Service Organizations
---------------------

          As stated in the Prospectus, Excelsior Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Fund to Customers; (j) receiving, tabulating and transmitting to Excelsior Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Fund or a Customer may reasonably request.

          Excelsior Fund's agreements with Service Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund.
Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Service Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $12,270, $10,946 and $3,576 with respect to the Fund. Of these amounts, $12,270, $10,945, and $3,525 were paid to affiliates of U.S. Trust with respect to the Fund.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of its services. The Fund bears the expenses incurred in its operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's Directors and officers who are not affiliated with the Distributor or the Administrators); Securities and Exchange Commission fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of the Fund's assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Fund.

          The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Fund's Prospectus for the Fund's portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Fund paid brokerage commissions aggregating $36,759, $46,678 and $108,284, respectively.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Fund. Such information may be useful to the Investment Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that the Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by Excelsior Fund as of the close of its most recent fiscal year. As of March 31, 1996, the Fund did not hold any securities issued by Excelsior Fund's regular brokers or dealers or their parents.

                                 INDEPENDENT AUDITORS
                                 --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Fund's Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on municipal securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          The Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Fund may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  /1/n/
                      T = [(-----) - 1]
                              P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     The Fund may also advertise the "aggregate total return" for its Shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                             P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total return for the Shares of the Fund for the one year period ended March 31, 1997 was 28.28%. The average annual total return for the Shares of the Fund for the period from December 31, 1992 (commencement of operations) to March 31, 1997 was
14.89%.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of the Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies,

Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes,
                                                       ----- --------  ------
Barron's, The Wall Street Journal and The New York Times, or in publications of
--------  --- ---- ------ -------     --- --- ---- -----
a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July ___, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's outstanding shares on behalf of their customers.

          As of July ___, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of
the outstanding shares of the Fund were as follows: [                ].


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the domestic equity portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Fund have been audited by Excelsior Fund's independent auditors, ___________________, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P) ... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements:

                    (1) Included in Part A (as filed in Post-Effective Amendment No. 23):

                         Audited Financial Highlights for the Registrant's Income and Growth Fund for the period from January 6, 1987 (commencement of operations) to March 31, 1987 and for the fiscal years ended March 31, 1988 through March 31, 1996; International Fund for the period from July 21, 1987 (commencement of operations) to March 31, 1988 and for the fiscal years ended March 31, 1989 through March 31, 1996; Treasury Money Fund for the period from February 13, 1991 (commencement of operations) to March 31, 1991 and for the fiscal years ended March 31, 1992 through March 31, 1996; Aging of America Fund, Business & Industrial Restructuring Fund, Communication & Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products & Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund, Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund for the period from December 31, 1992 (commencement of operations) to March 31, 1993 and for the fiscal years ended March 31, 1994 through March 31, 1996; and for the Money, Government Money, Managed Income and Equity Funds for the fiscal years ended March 31, 1987 through March 31, 1996.

                    (2) Incorporated by reference into Part B are the following audited financial statements:

                              i) With respect to the Money, Government Money, Treasury Money, Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds:

                                    .    Statements of Assets and Liabilities as
                                         of March 31, 1996;

                                    .  Statements of Operations for the year
                                         ended March 31, 1996;

                                    .    Statements of Changes in Net Assets for
                                         the year ended March 31, 1996;

                                    .    Portfolio of Investments as of March
                                         31, 1996;

                                    .    Notes to Financial Statements; and

                                    .    Report of Independent Auditors for the
                                         fiscal year ended March 31, 1996.

                              ii) Equity, Income and Growth, Aging of America, Business and Industrial Restructuring, Communication and Entertainment, Early Life Cycle, Environmentally-Related Products and Services, Global Competitors, Long-Term Supply of Energy and Productivity Enhancers
                                    Funds:

                                    .    Statements of Assets and Liabilities as
                                         of March 31, 1996;

                                    .    Statements of Operations for the year
                                         ended March 31, 1996;

                                    .    Statements of Changes in Net Assets for
                                         the year ended March 31, 1996;

                                    .    Portfolio of Investments as of March
                                         31, 1996;

                                    .    Notes to Financial Statements; and

                                    .    Report of Independent Auditors for the
                                         fiscal year ended March 31, 1996.

                              iii)  With respect to the International,
                                    Pacific/Asia, Pan European and Emerging
                                    Americas Funds:

                                    .    Statements of Assets and Liabilities as
                                         of March 31, 1996;

                                    .    Statements of Operations for the year
                                         ended March 31, 1996;

                                    .    Statements of Changes in Net Assets for
                                         the year ended March 31, 1996;

                                    .    Portfolio of Investments as of March
                                         31, 1996;

                                    .  Notes to Financial Statements; and

                                    .    Report of Independent Auditors for the
                                         fiscal year ended March 31, 1996.


               (b)  Exhibits:
                    --------

                    (1) (a) Articles of Incorporation of Registrant dated August 1, 1984 (1).

                         (b) Articles Supplementary of Registrant dated October
               30, 1985 (3).

                         (c) Articles Supplementary of Registrant dated
               September 30, 1986 (4).

                         (d) Articles Supplementary of Registrant dated April
               10, 1987 (6).

                         (e) Articles Supplementary of Registrant dated April
               27, 1990 (12).

                         (f) Articles Supplementary of Registrant dated October
               26, 1990 (13).

                         (g) Articles Supplementary of Registrant dated January
               29, 1991 (13).

                         (h) Articles Supplementary of Registrant dated December
               24, 1992 (16).

                         (i) Articles Supplementary of Registrant dated August
               31, 1995 (20).

                         (j) Articles Supplementary of Registrant dated December
               28, 1995 (20).

                    (2)  (a)  Bylaws of Registrant (1).

                         (b)  Amendment No. 1 to Bylaws of Registrant (3).

                    (3)  None.

                    (4) (a) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 7, 1984 are incorporated herein by reference to Exhibit 1(a) of Registrant's Registration Statement on Form N-1A filed on August 8, 1994;

                         (b) Articles I, II, IV and VI of Registrant's By-Laws
               are incorporated herein by reference to Exhibit 2(a) of Registrant's Registration Statement on Form N-1A filed on August 8, 1984.

                    (5) (a) Investment Advisory Agreement between Registrant and United States Trust Company of New York ("U.S. Trust") dated February 6, 1985 with respect to the Money, Government Money and Equity Funds (2).

                         (b) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated February 6, 1985 (10).


                         (c) Amendment No. 2 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated February 6, 1985 with respect to Early Life Cycle Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Environmentally-Related Products and Services Fund, Aging of America Fund, Communication and Entertainment Fund, Business and Industrial Restructuring Fund, Global Competitors Fund, Emerging Americas Fund, Pacific/Asia Fund, Pan European Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund
               (17).

                         (d) Investment Advisory Agreement between Registrant
               and U.S. Trust dated November 26, 1985 with respect to the Managed Income Fund (3).

                         (e) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated November 26, 1985
               (10).

                         (f) Investment Advisory Agreement between Registrant
               and U.S. Trust dated December 16, 1986 with respect to the Income and Growth Fund (5).

                         (g) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated December 16, 1986
               (10).

                         (h) Investment Advisory Agreement between Registrant
               and U.S. Trust dated May 27, 1987 with respect to the International Fund (7).

                         (i) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated May 27, 1987 (10).

                         (j) Investment Advisory Agreement between Registrant
               and United States Trust dated February 1, 1991 with respect to the Treasury Money Fund (13).

                    (6) Distribution Contract dated August 1, 1995 between
               Registrant and Edgewood Services, Inc. (20).

                    (7)  None.

                    (8) Custody Agreement between Registrant and The Chase
               Manhattan Bank, N.A. dated September 1, 1995 (20).

                    (9) (a) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (20).

                         (b) Administration Agreement among Registrant, Chase
               Global Funds Services Company, Federated Administrative Services and United States Trust Company of New York dated January 1, 1996
               (20).

                    (10) Opinion of counsel/1/.

                    (11) (a)  Consent of Ernst & Young LLP (21).

                         (b)  Consent of Drinker Biddle & Reath LLP (21).

                    (12) None.

                    (13) (a)  Purchase Agreement between Registrant and Shearson
               Lehman Brothers Inc. dated February 6, 1985 (2).

                         (b) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (17).

                         (c) Purchase Agreement between Registrant and Edgewood
               Services, Inc. dated November 17, 1995 (20).

                    (14) None.

                    (15) Amended and Restated Distribution Plan and Related Form
               of Distribution Agreement (21).

                    (16) (a)  Schedule for computation of performance quotation
               (14).

                         (b) Schedule for computation of performance quotation
               (17).

                    (17) (a) Financial Data Schedule as of March 31, 1996 for the Money Fund (20).

                         (b) Financial Data Schedule as of March 31, 1996 for
               the Government Money Fund (20).

                         (c) Financial Data Schedule as of March 31, 1996 for
               the Equity Fund (20).

                         (d) Financial Data Schedule as of March 31, 1996 for
               the Managed Income Fund (20).

                         (e) Financial Data Schedule as of March 31, 1996 for
               the Income and Growth Fund (20).

                         (f) Financial Data Schedule as of March 31, 1996 for
               the International Fund (20).

                         (g) Financial Data Schedule as of March 31, 1996 for
               the Treasury Money Fund (20).

                         (h) Financial Data Schedule as of March 31, 1996 for
               the Early Life Cycle Fund (20).

                         (i) Financial Data Schedule as of March 31, 1996 for
               the Long-Term Supply of Energy Fund (20).

                         (j) Financial Data Schedule as of March 31, 1996 for
               the Productivity Enhancers Fund (20).

-----------------------------------------
/1/  Filed with the SEC as part of Registrant's Rule 24f-2 Notice.

                         (k) Financial Data Schedule as of March 31, 1996 for
               the Environmentally-Related Products and Services Fund (20).

                         (l) Financial Data Schedule as of March 31, 1996 for
               the Aging of America Fund (20).

                         (m) Financial Data Schedule as of March 31, 1996 for
               the Communication and Entertainment Fund (20).

                         (n) Financial Data Schedule as of March 31, 1996 for
               the Business and Industrial Restructuring Fund (20).

                         (o) Financial Data Schedule as of March 31, 1996 for
               the Global Competitors Fund (20).

                         (p) Financial Data Schedule as of March 31, 1996 for
               the Emerging Americas Fund (20).

                         (q) Financial Data Schedule as of March 31, 1996 for
               the Pacific/Asia Fund (20).

                         (r) Financial Data Schedule as of March 31, 1996 for
               the Pan European Fund (20).

                         (s) Financial Data Schedule as of March 31, 1996 for
               the Short-Term Government Securities Fund (20).

                         (t) Financial Data Schedule as of March 31, 1996 for
               the Intermediate-Term Managed Income Fund (20).

                    (18) Amended and Restated Plan Pursuant to Rule 18f-3 for
               Operation of a Multi-Class System (20).

Notes:
-----

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed August 8, 1984.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed October 30, 1985.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed June 6, 1986.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed October 17, 1986.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed March 19, 1987.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed July 23, 1987.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed July 29, 1988.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed November 1, 1988.

(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed June 2, 1989.

(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statements on Form N-1A filed March 12,
     1990.

(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed July 27, 1990.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A filed December 7,
     1990.

(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed May 31, 1991.

(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to its Registrant Statement on Form N-1A filed August 1, 1991.

(15) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed October 29, 1992.

(16) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed December 24, 1992.

(17) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed August 2, 1993.

(18) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed December 27, 1993.

(19) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed August 1, 1995.

(20) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(21) Filed herewith.


Item 25.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.


Item 26.  Number of Holders of Securities
          -------------------------------

          The following information is as of April 24, 1997:


               Title of Class               Number of Record Holders
               --------------               ------------------------
               Class A Common Stock             3,810
               Class B Common Stock             1,108
               Class C Common Stock             1,480
               Class C Common Stock               -
                  Special Series 1                0
               Class D Common Stock               751
               Class E Common Stock             1,114
               Class F Common Stock             1,924
               Class G Common Stock             1,062
               Class H Common Stock             1,423
               Class H Common Stock               -
                  Special Series 1                  0
               Class I Common Stock             1,151
               Class J Common Stock               802
               Class K Common Stock               653
               Class L Common Stock             1,156
               Class L Common Stock               -
                  Special Series 1                  0
               Class M Common Stock             1,016
               Class M Common Stock               -
                  Special Series 1                  0
               Class N Common Stock             1,709
               Class N Common Stock               -
                  Special Series 1                  0
               Class O Common Stock             1,379
               Class O Common Stock               -
                  Special Series 1                  0
               Class P Common Stock             2,386
               Class Q Common Stock             2,628
               Class R Common Stock             2,572
               Class S Common Stock               359
               Class T Common Stock               679

Item 27.  Indemnification
          ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1)(a) hereto, and Article VI, Section 2 of Registrant's Bylaws, incorporated by reference as Exhibits (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.12 of the Distribution Contract incorporated by reference as Exhibit (6) hereto, Section 12 of the Custody Agreement incorporated by reference as Exhibit (8) hereto,
Section 7 of the Mutual Funds Transfer Agency Agreement filed herewith as
Exhibit 9(c), and Section 6 of the Administration Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Secu rities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

               (a) United States Trust Company of New York.

          United States Trust Company of New York ("U.S. Trust") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                      Principal             Type of
Trust                   Name                   Occupation           Business
---------------  -------------------------  ----------------------  ------------

Director         Eleanor Baum               Dean of School          Academic
                 Cooper Union for the       of Engineering
                 Advancement of Science
                 and Art
                 51 Astor Place
                 New York, NY 10003

Director         Samuel C. Butler           Partner in Cravath,     Law Firm
                 Cravath, Swaine            Swaine & Moore
                 & Moore
                 Worldwide Plaza
                 825 Eighth Avenue
                 New York, NY  10019

Director         Peter O. Crisp             Chairman                Venture
                 Venrock Inc.                                       Capital
                 Room 5600
                 30 Rockefeller Plaza
                 New York, NY  10112

Director         Antonia M. Grumbach        Partner in Patter-      Law Firm
                 Patterson, Belknap,        son, Belknap, Webb
                 Webb & Tyler               & Tyler
                 1133 Avenue of the
                 Americas
                 New York, NY 10036

Director,        H. Marshall Schwarz        Chairman of the         Bank
Chairman of      United States Trust        Board & Chief Exe-
the Board        Company of New York        cutive Officer of
and Chief        114 West 47th Street       U.S. Trust Corp. and
Executive        New York, NY 10036         U.S. Trust Company of
Officer                                     N.Y.

Director         Philippe de Montebello     Director of the         Art Museum
                 Metropolitan Museum of     Metropolitan
                 Art                        Museum of Art
                 1000 Fifth Avenue
                 New York, NY  10028-0198



Position
with U.S.                                      Principal          Type of
Trust                   Name                   Occupation        Business
---------------  -------------------------  -------------------  ------------

Director         Paul W. Douglas            Retired Executive     Coal Mining,
                 250 Park Avenue                                  Transportation
                 Room 1900                                        and Security
                 New York, NY  10177                              Services

Director         Frederic C. Hamilton       Chairman of the       Investment and
                 The Hamilton Companies     Board                 Venture
                 1560 Broadway                                    Capital
                 Suite 2000
                 Denver, CO  80202

Director         John H. Stookey
                 Landmark Volunteers
                 749 A Main Street
                 Route 7, Box 455
                 Sheffield, MA 01257

Director         Robert N. Wilson           Vice Chairman of      Health Care
                 Johnson & Johnson          the Board of Johnson  Products
                 One Johnson &              & Johnson
                 Johnson Plaza
                 New Brunswick, NJ 08933

Director         Peter L. Malkin            Chairman of Wein,     Law Firm
                 Wein, Malkin & Bettex      Malkin & Bettex
                 Lincoln Building
                 60 East 42nd Street
                 New York, NY  10165

Director         Richard F. Tucker          Retired-Mobil         Petroleum and
                 11 Over Rock Lane          Oil Corporation       Chemicals
                 Westport, CT 06880

Director         Carroll L. Wainright,      Consulting Partner    Law Firm
                 Jr.                        of Milbank, Tweed,
                 Milbank, Tweed, Hadley     Hadley & McCloy
                 & McCloy
                 One Chase Manhattan Plaza
                 New York, NY 10005

Director         Ruth A. Wooden             President & CEO       Not for
                 The Advertising                                  Profit Public
                 Council, Inc.                                    Service
                 261 Madison Avenue                               Advertising
                 11th Floor
                 New York, NY 10016

Trustee/         Frederick B. Taylor        Vice Chairman and     Bank
Director,        United States Trust        Chief Investment Of-
Vice Chair-      Company of New York        ficer of U.S. Trust
man and          114 West 47th Street       Corporation and United
Chief Invest-    New York, NY 10036         States Trust Company
ment Officer                                of New York

Trustee/         Jeffrey S. Maurer          President of U.S.     Bank
Director and     United States Trust        Trust Corporation and
President        Company of New York        United States Trust
                 114 West 47th Street       Company of New York
                 New York, NY  10036



Position
with U.S.                                      Principal             Type of
Trust                   Name                   Occupation           Business
---------------  -------------------------  ----------------------  ------------
Trustee/         Daniel P. Davison          Chairman, Christie,     Fine Art
Director         Christie, Manson           Manson & Woods          Auctioneer
                 & Woods International,     International, Inc.
                 Inc.
                 502 Park Avenue
                 New York, NY 10021

Trustee/         Orson D. Munn              Chairman and            Investment
Director         Munn, Bernhard &           Director of Munn,       Advisory
                 Associates, Inc.           Bernhard & Asso-        Firm
                 6 East 43rd Street         ciates, Inc.
                 28th Floor
                 New York, NY 10017

Trustee/         Philip L. Smith            Corporate Director and
Director         P.O. Box 386               Trustee
                 Ponte Verde Beach, FL 32004


Item 29.  Principal Underwriter
          ---------------------

          (a) Edgewood Services, Inc. (the "Distributor") currently serves as distributor for Registrant. The Distributor acts as principal underwriter for the following open-end investment companies: Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, Excelsior Funds, FTI Funds, Marketvest Funds, Marketvest Funds, Inc., and Old Westbury Funds, Inc.

(b)       Names and Principal     Positions and Offices with  Offices with
          Business Addresses           the Distributor         Registrant
       -------------------------  --------------------------  ------------

   Lawrence Caracciolo            Director and President,               --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Arthur L. Cherry               Director,                             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   J. Christopher Donahue         Director,                             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Ronald M. Petnuch              Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Newton Heston, III             Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Thomas P. Schmitt              Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA 15222-3770

   Ernest L. Linane               Assistant Vice President,             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779



   S. Elliott Cohan               Secretary,                  Assistant
   Federated Investors Tower      Edgewood Services, Inc.     Secretary
   Pittsburgh, PA  15222-3779


   Thomas J. Ward                 Assistant Secretary,                  --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Kenneth W. Pegher, Jr.         Treasurer,                            --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

          (c)  Not Applicable.


Item 30.  Location of Accounts and Records
          --------------------------------

          1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

          2. Edgewood Services, Inc., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897 (records relating to its function as distributor).

          3. Chase Global Funds Services Company ("CGFSC"), 73 Tremont Street, Boston, Massachusetts 02108-3913; Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036 (records relating to their functions as co-administrators and, with respect to CGFSC, sub-transfer agent).

          4. Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 31.  Management Services
          -------------------

          Inapplicable.


Item 32.  Undertakings
          ------------

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Excelsior Funds, Inc. has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of May, 1997.

                         EXCELSIOR FUNDS, INC.
                         Registrant

                         * Frederick S. Wonham
                         ---------------------
                         Frederick S. Wonham, President
                         (Signature and Title)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to Excelsior Funds, Inc. Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Signature                         Title               Date
-----------------------  -----------------------  ------------

* Frederick S. Wonham
-----------------------
Frederick S. Wonham      Chairman of the Board,   May 15, 1997
                         President and Treasurer

* Joseph H. Dugan
-----------------------
Joseph H. Dugan          Director                 May 15, 1997


* Donald L. Campbell
--------------------
Donald L. Campbell        Director                May 15, 1997


* Wolfe J. Frankl
-----------------
Wolfe J. Frankl           Director                May 15, 1997


* Robert A. Robinson
--------------------
Robert A. Robinson        Director                May 15, 1997


* Alfred Tannachion       Director                May 15, 1997
-------------------
Alfred Tannachion


_______________________   Director                May 15, 1997
W. Wallace McDowell, Jr.


_______________________   Director                May 15, 1997
Jonathan Piel

_______________________   Director                May 15, 1997
Rodman L. Drake


*By: /s/ W. Bruce McConnel, III
     ---------------------------
    W. Bruce McConnel, III, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: July 26, 1996                                 /s/ Robert A. Robinson
                                                     ------------------------
                                                     Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: July 26, 1996                                /s/ Donald L. Campbell
                                                    ------------------------
                                                    Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: July 26, 1996                                      /s/ Wolfe J. Frankl
                                                          ---------------------
                                                          Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: July 26, 1996                                    /s/ Joseph H. Dugan
                                                        ---------------------
                                                        Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: July 26, 1996                                   /s/ Frederick S. Wonham
                                                       -------------------------
                                                       Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III, and his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                                  /s/ Alfred C. Tannachion
                                                      --------------------------
                                                      Alfred C. Tannachion

Exhibit No.              Description                    Page No.
-----------              -----------                    --------


(11)(a)                  Consent of Ernst & Young LLP.

    (b)                  Consent of Drinker Biddle &
                         Reath LLP.

(15)                     Amended and Restated Distribution Plan
                         and Form of Distribution Agreement.